Investments in Affiliates - Balances of Investments in Affiliates (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	¥ 1,153,292	$ 176,750	¥ 1,151,121
Total Investments in affiliates	1,264,685	193,821	1,272,261
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	8,797	1,348	8,069
Wanjia Win-Win Assets Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	96,629	14,809	93,907
Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments			9,648
Others
Schedule of Investments [Line Items]
Equity investments	5,967	914	9,516
Gopher Transform Private Fund
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	108,582	16,641	142,739
Real Estate Funds
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	43,686	6,695	50,321
Private Equity Funds Products
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	988,069	151,428	946,242
Others Investment
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	¥ 12,955	$ 1,986	¥ 11,819